Submission	Mar. 12, 2025
Submission [Line Items]
Central Index Key	0001443646
Registrant Name	Booz Allen Hamilton Holding Corp
Registration File Number	333-273531
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES